Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

14. Financial Instruments

Fair Value of Financial Instruments

     The Company measures available-for-sale securities at fair value on a recurring basis. The fair values of the Company’s available-for-sale securities as disclosed are determined based on the quoted market price.

     The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

     The following table sets forth the financial instruments, measured at fair value, by leval within the fair value hierarchy as of December 31, 2012 and 2011:

Recurring

	Fair Value Measurements at December 31, 2012 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds(1)	$10,005	$10,005	$—	$—
Bank time deposits(2)	559,393	—	559,393	—
Available-for-sale securities(3)	88,119	$88,119	—	—
Total	$657,517	$98,124	$559,393	$—

Recurring

	Fair Value Measurements at December 31, 2011 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds(1)	$208,931	$208,931	$—	$—
Bank time deposits(2)	285,622	—	285,622	—
Available-for-sale securities(3)	63,864	63,864	—	—
Total	$558,417	$272,795	$285,622	$—

(1)   Included in cash and cash equivalents on the Company’s consolidated balance sheets.

(2)   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

(3)   Included in equity investments on the Company’s consolidated balance sheets.

In the second and third quarter of 2012, the Company recorded a charge of $4.2 million to write down the investment in MCOX for each of the two periods to its fair value, based on MCOX’s quoted closing stock price (Level 1 input) of $0.99 as of June 30, 2012 and $0.61 as of September 30, 2012 (see Note 3 for further information).

As of December 31, 2012, certain cost method investments and equity method investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended. The impairment charges related to these investments were $10.1 million (see Note 3 for further information).

In the third quarter of 2011, based on an assessment of other-than-temporary impairment, the Company recorded a $230.3 million charge to write down the investment in CRIC to its fair value, based on CRIC’s quoted closing stock price (Level 1 input) of $4.92 as of September 30, 2011 (see Note 3 for further information).

In the third quarter of 2011, based on revenue and gross margin declines of the MVAS business and near-term outlook, the Company performed an assessment of MVAS goodwill with the assistance of an independent valuation firm and recognized an impairment charge of $68.9 million. The fair value of the MVAS business was determined using Level 3 inputs. In accordance with the Company policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Company performed an impairment assessment on its advertising goodwill as of December 31, 2012 and 2011 and concluded that no write down was warranted. The fair value of the advertising business was determined using Level 1 input).

Concentration of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivables. In addition, with the majority of its operations in China, the Company is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Company has not done so. The Company limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., PRC, Hong Kong and Taiwan that management believes are of high credit quality.

              As of December 31, 2012, the Company had $694.0 million in cash and bank deposits, such as time deposits (with terms generally up to twelve months), with large domestic banks in China. Historically, deposits in Chinese banks were secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Company holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Company’s deposits goes bankrupt, the Company is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable consist primarily of advertising agencies, direct advertising customers and mobile operators. As of December 31, 2012 and 2011, substantially all accounts receivable were derived from the Company’s China operations.

Advertising revenues from agencies accounted for approximately 88%, 88% and 91% of the Company’s advertising revenues for fiscal year 2012, 2011 and 2010, respectively. For 2012, the Company’s 10 largest advertising agencies in China contributed to 44% of our advertising revenues, and no individual customer or agency accounted for more than 10% of the Company’s total net revenues in 2012, 2011 and 2010. No individual customer or agency accounted for more than 10% of the Company’s net accounts receivables as of December 31, 2012 and 2011.

With regards to the MVAS operations, revenues charged via provincial and local subsidiaries of China Mobile were11%, 14% and 17% of the Company’s net revenues in 2012, 2011, and 2010, respectively. Revenues from the SMS product line accounted for 5%, 7% and 10% of the Company’s net revenues for 2012, 2011, and 2010, respectively. China Mobile and its provincial and local subsidiaries in aggregate accounted for less than 10% of the Company’s net accounts receivables as of December 31, 2012 and 2011, respectively. Accounts receivable from third-party operators represent MVAS fees collected on behalf of the Company after deducting their billing and collection services and transmission charges. The Company maintains allowances for potential credit losses. Historically, the Company has not had any significant direct write off of bad debts.

The majority of the Company’s net operating income was derived from China. The operations in China are carried out by the subsidiaries and VIEs. The Company depends on dividend payments from its subsidiaries in China after these subsidiaries receive payments from VIEs in China under various services and other arrangements. In addition, under Chinese law, its subsidiaries are only allowed to pay dividends to the Company out of their accumulated profits, if any, as determined in accordance with Chinese accounting standards and regulations. Moreover, these Chinese subsidiaries are required to set aside at least 10% of their respective accumulated profits, if any, up to 50% of their registered capital to fund certain mandated reserve funds that are not payable or distributable as cash dividends. The appropriation to mandated reserve funds are assessed annually. As of December 31, 2012, the Company is subject to a maximum appropriation of $24.5 million to these non-distributable reserve funds.

In 2012, the majority of the Company’s revenues derived and expenses incurred were in RMB. As of December 31, 2012, the Company’s cash, cash equivalents and short-term investments balance denominated in RMB was $310.0 million, accounting for 43.4% of the Company’s total cash, cash equivalents and short-term investments balance. The Company’s accounts receivable balance denominated in RMB was $133.4 million, which accounted for 99% of its net accounts receivable balance. The Company’s current liabilities balance denominated in RMB was $181.0 million, which accounted for 80% of its total current liabilities balance as of December 31, 2012. Accordingly, the Company may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Company may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2012.